FINANCIAL RISK MANAGEMENT - Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Leases	€ 183	€ 195
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	60	33
Financial liabilities	1,637	1,031
Leases	37	41
Less than 1 year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	195	10
Less than 1 year | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	79	114
Less than 1 year | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	10
Less than 1 year | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26	32
Less than 1 year | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,300	824
Less than 1 year | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Less than 1 year | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	60	33
Between 1- 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12	13
Financial liabilities	1,134	1,663
Leases	99	110
Between 1- 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	710	1,089
Between 1- 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	285	398
Between 1- 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	30
Between 1- 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12	7
Between 1- 5 years | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	28	29
Between 1- 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Between 1- 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12	13
Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Financial liabilities	1,227	1,247
Leases	85	94
Over 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,046	1,093
Over 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	96	60
Over 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Over 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Over 5 years | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Over 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Over 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 0	€ 0